Related Party Transactions (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended									12 Months Ended							0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2011 Credit Agricole [Member]	Dec. 31, 2011 China Aviation Supplies Holding Company [Member]	Dec. 31, 2011 AerDragon [Member]	Dec. 31, 2011 AerCo [Member]	Dec. 31, 2010 AerCo [Member]	Dec. 31, 2009 AerCo [Member]	Dec. 31, 2007 AerCo [Member]	Dec. 31, 2006 AerCo [Member]	Nov. 11, 2010 AerVenture [Member]	Nov. 11, 2010 Waha [Member]	Nov. 11, 2010 CRJ Aircraft [Member]
Related Party Transaction [Line Items]
Ownership percentage								25.00%	50.00%								40.00%	50.00%
Interest in the joint venture company																50.00%		50.00%
Guarantee fee received for management services										$ 800,000
Proceeds from interest received														1,700,000	400,000
Management services fees received	19,059,000	12,975,000	[1],[2],[3],[4]	12,964,000	[1],[2]	11,749,000	14,343,000				3,300,000	4,100,000	4,600,000
New shares issued for acquisition																	29.8
Cash received for shares issued																	$ 105,000,000
Number of aircrafts owned	251																	4

[1]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[2]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[4]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").